Revenue from Contract with Customers (Details)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Revenue from Contract with Customers [Abstract]
Revenues percent	10.00%	10.00%	10.00%